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VIA EDGAR

June 1, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 90549

Michael A. Silver
Assistant General Counsel
INVESCO (NY), Inc.
Fifty California Street
27th Floor
San Francisco, California 94111-4024

Re:  AIM Investment Funds, Inc.
     AIM Developing Markets Fund
     Class A and B Share Prospectus and Statement of Additional Information 1933 Act No. 33-19338
     1940 Act No. 811-05426

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, this letter is to certify that the June 1, 1998, Prospectus and Statement of Additional Information for AIM Developing Markets Fund Class A and B shares (the "Fund") do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 53 to the Fund's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on May 29, 1998.

     Please contact the undersigned with any questions or comments relating to this filing at (415) 445-7572.

Sincerely yours,


Michael A. Silver